Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Grants	867,439	911,593
Other liabilities and provisions	369,411	340,920
Dismantling provision	146,349	140,595
Lease liabilities	80,786	63,076
Accruals on Spanish market prices differences	99,993	91,884
Others	42,283	45,365
Grants and other non-current liabilities	1,236,850	1,252,513